STATUTORY RESERVES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Net income transfer, rate			10.00%	10.00%
Capital reserve, rate			50.00%	50.00%
Statutory reserve fund	$ 0	$ 0		$ 0	$ 140,267
Minimum [Member]
Net income transfer, rate			5.00%	5.00%
Capital reserve, rate			25.00%	25.00%
Maximum [Member]
Net income transfer, rate			10.00%	10.00%